Cost of Revenues	12 Months Ended
Dec. 31, 2025
Cost of Revenue [Abstract]
Cost of Revenues

12. Cost of Revenues

The cost of revenues are as follows (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue sharing fees	12,997	13,160	6,958
Content and operational costs	420,721	396,013	367,140
Bandwidth costs	30,427	25,816	17,324
Total	464,145	434,989	391,422